Risks (Details) - Jun. 30, 2019	USD ($)	CNY (¥)
Risks (Textual)
Deposited with a bank	$ 4,373,730
Insured amount	250,000
Cash deposit [Member]
Risks (Textual)
Deposited with a bank	4,373,730
Mainland China [Member]
Risks (Textual)
Deposited with a bank	307,320
Insured amount	$ 72,800
Mainland China [Member] | RMB [Member]
Risks (Textual)
Insured amount | ¥		¥ 500,000